Filed pursuant to Rule 497(e)
File No. 333-198603
SUPPLEMENT DATED JANUARY 31, 2025
TO THE CURRENTLY EFFECTIVE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
ABACUS FCF INNOVATION LEADERS ETF (ABOT)
ABACUS TACTICAL HIGH YIELD ETF (ABHY)
ABACUS FCF REAL ASSETS LEADERS ETF (ABLD)

(each a “Fund” and, together, the “Funds”)
(each a series of Abacus FCF ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Prospectus and SAI.

The Board of Trustees of Abacus FCF ETF Trust has approved reductions in the contractual unitary management fee rate that the Funds pay to their investment adviser, Abacus FCF Advisors LLC (the “Adviser”), under the Funds’ investment advisory agreement. The Adviser has also agreed to waive a portion of the management fee it is entitled to receive from each Fund until at least November 28, 2026. These changes will be effective February 1, 2025. Accordingly, each Fund’s Prospectus and SAI is hereby amended as follows:

1.Effective February 1, 2025, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Fees and Expenses” in the Prospectus for the Abacus FCF Innovation Leaders ETF:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses

(including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

2.“Management Fee” has been restated to reflect current fees.

3.     Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$40	$169	$309	$719

2.Effective February 1, 2025, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Fees and Expenses” in the Prospectus for the Abacus Tactical High Yield ETF:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.24%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.63%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

2.“Management Fee” has been restated to reflect current fees.

3.     Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$64	$245	$441	$1,007

3.Effective February 1, 2025, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Fees and Expenses” in the Prospectus for the Abacus FCF Real Assets Leaders ETF:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1,2]	0.59%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

1.The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

2.“Management Fee” has been restated to reflect current fees.

3.     Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$40	$169	$309	$719

4.Effective February 1, 2025, the following information replaces in its entirety the table appearing under the heading “FUND MANAGEMENT – Investment Adviser” in the Funds’ Prospectus and the first table appearing under the heading “INVESTMENT MANAGEMENT AND OTHER SERVICES – Investment Advisory Agreements – Investment Adviser” in the Funds’ SAI:

Fund	Advisory Fee*
Abacus FCF Innovation Leaders ETF	0.59%
Abacus Tactical High Yield ETF	0.59%
Abacus FCF Real Assets Leaders ETF	0.59%

*    Prior to February 1, 2025, each Fund paid the Adviser an advisory fee equal to 0.69% of its average daily net assets.

5.Effective February 1, 2025, the following information is added as the second to last paragraph under the heading “FUND MANAGEMENT – Investment Adviser” in the Funds’ Prospectus and as the fourth to last paragraph under the heading “INVESTMENT MANAGEMENT AND OTHER SERVICES – Investment Advisory Agreements – Investment Adviser” in the Funds’ SAI:

The Adviser has contractually agreed to waive a portion of each Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or a Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Board.

Please keep this supplement with your Prospectus and SAI for future reference.